Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and banks	$ 319,920	$ 338,054
Term deposits	699,117	577,522
Total cash and cash equivalents	$ 1,019,037	$ 915,576	$ 621,415	$ 750,679